STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Status of Non-Vested Options) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Shares
Non-vested, beginning balance	11,910,000
Granted	1,968,000
Cancelled
Vested	886,000
Non-vested, ending balance	12,992,000
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.051
Granted	$ 0.042
Cancelled
Vested	$ 0.047
Non-vested, ending balance	$ 0.051